Unaudited Interim Condensed Consolidated Balance Sheet (Parentheticals) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Common shares par value	$ 0.001	$ 0.001
Common shares authorized	200,000,000	200,000,000
Common shares issued	76,682,148	76,661,451
Common shares outstanding	76,682,148	76,661,451
Preferred shares par value	$ 0.01	$ 0.01
Preferred shares authorized	20,000,000	20,000,000
Preferred shares issued	1,600,000	0
Preferred shares outstanding	1,600,000	0